Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Schedule of accompanying consolidated financial statements
Name	Background		Ownership
Orient Plus International Limited (“Orient Plus”)	●	A British Virgin Islands (“BVI”) company	100% owned by Ebang International
	●	Incorporated on June 6, 2018
	●	A holding company

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite	●	A Hong Kong company	100% owned by Orient Plus
	●	Incorporated on February 12, 2016
	●	A Trading company

Power Ebang Limited (“Power Ebang”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on February 26, 2018
	●	A holding company

HongKong Ebang Technology Co., Ltd. (“HK Ebang Technology”)	●	A Hong Kong company	100% owned by Power Ebang
	●	Incorporated on February 12, 2018
	●	A holding company

Leader Forever Holdings Limited (“Leader Forever”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on January 7, 2019
	●	A holding company

HongKong Ebang Information Co., Ltd. (“HK Ebang Information”)	●	A Hong Kong company	100% owned by Leader Forever
	●	Incorporated on April 1, 2019
	●	A Trading company

Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by HK Ebang Technology
	●	Incorporated on February 11, 2018
	●	A holding company

Hangzhou Ebang Hongling Technology Co., Ltd. (“Ebang Hongling”)*	●	A PRC limited liability company	100% owned by Ebang Hongfa until 6/30/2022
	●	Incorporated on July 3, 2019

Wuhai Ebang Information Technology Co., Ltd. (“Wuhai Ebang”)*	●	A PRC limited liability company	100% owned by Ebang Hongling until 6/30/2022
	●	Incorporated on September 18, 2017

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)	●	A PRC limited liability company	99.99% owned by Ebang Hongfa
	●	Incorporated on January 21, 2010

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)	●	A PRC limited liability company	100% owned by Zhejiang Ebang
	●	Incorporated on August 11, 2010

Hangzhou Bangyun Information Technology	●	A PRC limited liability company	100% owned by Zhejiang Ebang
Co., Ltd. (formerly known as Yunnan Ebang Information Technology Co., Ltd.) (“Hangzhou Bangyun”)	●	Incorporated on June 28, 2016

Hangzhou Ebang Jusheng Technology Co., Ltd. (“Ebang Jusheng”)**	●	A PRC limited liability company	100% owned by Ebang Hongfa until 11/15/2022
	●	Incorporated on January 3, 2018

Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang Hongfa
	●	Incorporated on December 31, 2015

Hangzhou Yibang Botong Technology Co., Ltd. (“Hangzhou Yibang Botong”)	●	A PRC limited liability company	80% owned by Zhejiang Ebang; 20% owned by Ebang Hongfa
	●	Incorporated on November 30, 2021

Ebonex International Limited	●	A British Virgin Islands (“BVI”) company	100% owned by Ebang International
	●	Incorporated on August 18, 2020

Australia Ebon Pty Ltd	●	An Australia company	100% owned by Ebonex
	●	Incorporated on October 13, 2020	International Limited
	●	A holding company

Ebon Management Australia Pty Limited	●	An Australia company	100% owned by Australia
(“Ebon Management Australia”)	●	Incorporated on May 18, 2021	Ebon Pty Ltd

Compass Global Holdings Pty Ltd (“Compass Global”)	●	An Australia company	100% owned by Australia
	●	Acquired on March 21, 2022	Ebon Pty Ltd

*

Ebang Hongling and Wuhai Ebang were disposed of on June 30, 2022. The disposal did not represent a strategic shift that had a major effect on the Company’s operations and financial results. See Note 19.

**	Ebang Jusheng was deregistered on November 15, 2022.